LEASE LIABILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LEASE LIABILITY
Balance at January 1, 2019, on adoption of IFRS 16			$ 1,289,106
Addition and lease modification		$ 478,280
Interest expense	$ 97,337	106,843	128,911
Lease payments	(491,331)	(550,211)	(513,138)
Lease Liability, current	273,145	342,910	436,352
Lease Liability, non-current	272,652	596,881	468,527
Balance	$ 545,797	$ 939,791	$ 904,879